UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
		Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021
Operating expense
General and administrative expenses		$ 10,220	$ 527,580	$ 2,757,314
Loss from operations		(10,220)	(527,580)	(2,757,314)
Change in fair value of derivative warrant liabilities			(2,632,500)	(607,500)
Net gain from investments held in Trust Account			6,235	23,711
Net loss		$ (10,220)	$ (3,153,845)	$ (3,341,103)
Weighted average shares outstanding of Founder Shares, basic and diluted (1) (in Shares)	[1]	6,750,000	6,750,000	6,750,000
Basic and diluted net loss per share, Founder Shares (in Dollars per share)		$ 0.00	$ (0.47)	$ (0.50)
Weighted average shares outstanding of redeemable ordinary shares, basic and diluted (in Shares)			25,000,000	25,000,000
Basic and diluted net income per share, redeemable ordinary shares (in Dollars per share)			$ 0.00	$ 0.00

[1]	For the period from June 3, 2020 (inception) through June 30, 2020, weighted average shares outstanding of Founder Shares excluded an aggregate of up to 937,500 ordinary shares subject to forfeiture if the option to purchase additional units was not exercised in full or in part by the underwriters. On September 17, 2020, the underwriters notified the Company that the over- allotment option was not exercised; thus, these shares were forfeited accordingly.